PAYPAL FUNDS

                                August 27, 2002
         (supplement to prospectus dated May 1, 2002, as supplemented)

To shareholders of the PAYPAL MONEY MARKET FUND (THE "FUND"):

The special meeting of shareholders as discussed in the supplement dated August 20, 2002 has been rescheduled from October 18, 2002 to October 2, 2002.

INVESTORS   SHOULD  RETAIN  THIS  SUPPLEMENT  WITH  THE  PROSPECTUS  FOR  FUTURE
REFERENCE.  Thank you for your  continued  investment  in the Fund.  Please call
(888) 215-5506 with any questions.

                                   Sincerely,

                                  PAYPAL FUNDS